Borrowings - Core Structural Borrowings (Details) € in Millions, £ in Millions, $ in Millions	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Core structural borrowings of shareholder-financed businesses
Borrowings
Borrowings	$ 6,404			$ 6,383
US$250m 6.75% Notes
Borrowings
Borrowings	250			250
Notional amount	$ 250			$ 250
Borrowings, interest rate	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
US$300m 6.5% Notes
Borrowings
Borrowings	$ 300			$ 300
Notional amount	$ 300			$ 300
Borrowings, interest rate	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
US$700m 5.25% Notes
Borrowings
Borrowings	$ 700			$ 700
Notional amount	$ 700			$ 700
Borrowings, interest rate	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
US$1,000m 5.25% Notes
Borrowings
Borrowings	$ 1,000			$ 999
Notional amount	$ 1,000			$ 1,000
Borrowings, interest rate	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
US$725m 4.375% Notes
Borrowings
Borrowings	$ 725			$ 723
Notional amount	$ 725			$ 725
Borrowings, interest rate	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
US$750m 4.875% Notes
Borrowings
Borrowings	$ 747			$ 746
Notional amount	$ 750			$ 750
Borrowings, interest rate	4.875%	4.875%	4.875%	4.875%	4.875%	4.875%
20m Medium Term Notes 2023
Borrowings
Borrowings	$ 24			$ 24
Notional amount | €		€ 20			€ 20
435m 6.125% Notes 2031
Borrowings
Borrowings	$ 596			$ 590
Notional amount | £			£ 435			£ 435
Borrowings, interest rate	6.125%	6.125%	6.125%	6.125%	6.125%	6.125%
Senior debt: 300m 6.875% Bonds 2023
Borrowings
Borrowings	$ 411			$ 406
Notional amount | £			£ 300			£ 300
Borrowings, interest rate	6.875%	6.875%	6.875%	6.875%	6.875%	6.875%
Senior debt: 250m 5.875% Bonds 2029
Borrowings
Borrowings	$ 317			$ 312
Notional amount | £			£ 250			£ 250
Borrowings, interest rate	5.875%	5.875%	5.875%	5.875%	5.875%	5.875%
Senior debt: 1,000m 3.125% Notes 2030
Borrowings
Borrowings	$ 984			$ 983
Notional amount	$ 1,000			$ 1,000
Borrowings, interest rate	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%
350m Loan 2024
Borrowings
Borrowings	$ 350			$ 350
Notional amount	$ 350			350
Discontinued US operations | Jackson US$250m 8.15% Surplus Notes 2027
Borrowings
Borrowings				250
Notional amount				$ 250
Borrowings, interest rate				8.15%	8.15%	8.15%
Continuing and discontinued operations | Core structural borrowings of shareholder-financed businesses
Borrowings
Borrowings				$ 6,633			$ 6,499	$ 5,594